Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 97	£ 137
Other	2,240	2,207
Other liabilities	£ 2,337	£ 2,344